Document and Entity Information	12 Months Ended
Apr. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2012
Registrant Name	VIKING MUTUAL FUNDS
Central Index Key	0001082744
Amendment Flag	false
Document Creation Date	Apr 30, 2013
Document Effective Date	Apr 30, 2013
Prospectus Date	Apr 30, 2013

Viking Tax-Free Fund for Montana
VIKING TAX-FREE FUND FOR MONTANA—SUMMARY
Investment Objective
The Fund seeks the highest level of current income that is exempt from federal and Montana personal income taxes and is consistent with preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to purchases of shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in "Your Account" on page 18 of the Fund's prospectus and "Buying and Selling Shares" on page 26 of the Fund's statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Viking Tax-Free Fund for Montana
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Viking Tax-Free Fund for Montana
Management Fees		0.50%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.40%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		1.16%
Fee Waivers and Expense Reimbursements	[2]	(0.17%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		0.99%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Total Annual Fund Operating Expenses do not correlate with the ratio of expenses to average net assets in the Fund's financial highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses from April 30, 2013 through April 29, 2014 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% of average daily net assets. If the Fund incurred extraordinary or non-recurring expenses, Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements would be higher than what is shown in the table above. This expense limitation agreement may only be terminated or modified prior to April 29, 2014 with the approval of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Viking Tax-Free Fund for Montana	473	719	991	1,798

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5.79% of the average value of its portfolio.
Principal Investment Strategies
To pursue its objective, the Fund normally invests:
  at least 80% of its net assets (including any borrowings for investment purposes) in municipal securities that pay interest free from federal income taxes, including the federal alternative minimum tax;
  at least 80% of its net assets (including any borrowings for investment purposes) in municipal securities that pay interest free from Montana personal income taxes, although the Fund tries to invest all of its assets in these securities.
Municipal bonds are debt securities issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies, authorities, and instrumentalities. The two general classifications of municipal bonds are “general obligation“ and “revenue“ bonds. General obligation bonds are secured by the issuer’s pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source.

The investment manager actively manages the Fund’s portfolio by selecting securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments. The investment manager will consider selling a security with deteriorating credit or limited upside potential compared to other available bonds.

The Fund may invest up to 30% of its net assets in U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands, and Guam), the interest on which is exempt from federal and Montana personal income taxes. The Fund may invest up to 20% of its net assets in private activity bonds (which are revenue bonds that finance privately operated facilities), the interest on which is a tax preference item for purposes of the federal alternative minimum tax.

The Fund may invest more than 25% of its net assets in municipal securities that finance similar types of projects, such as education, healthcare, housing, industrial development, transportation, utilities, or pollution control. Economic, business, political, or other changes can affect all securities of a similar type.

All of the municipal securities in which the Fund invests are rated investment grade (BBB- or higher) at the time of purchase by a nationally recognized statistical rating service such as Standard and Poor’s Ratings Services or Moody’s Investors Service, Inc. or are of comparable quality as determined by the Fund’s investment manager. If, subsequent to the purchase of a municipal security, the rating of a municipal security falls below investment grade, the Fund will not be required to dispose of the security.

Under normal circumstances, the Fund will maintain an average stated maturity at between eight and twenty-two years.

During unusual market or other conditions, the Fund may temporarily depart from its investment objective and invest up to 100% of its assets in short-term U.S. Government obligations, cash, and cash equivalents. During such times, the Fund may be unable to pursue its investment objective. In addition, these short-term investments may be taxable.

The Fund does not buy securities on margin, sell securities short, use commodities or futures contracts, or use derivative securities of any kind.
Principal Risks
As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

General risk. There is no assurance that the Fund will meet its investment objective. The Fund's share price, and the value of your investment, may change. When the value of the Fund's investments goes down, so does its share price. Similarly, when the value of the Fund's investments goes up, its share price does as well. Since the value of the Fund's shares can go up or down, it is possible to lose money by investing in the Fund.

Non-diversified fund. Because the Fund is non-diversified, it may invest a relatively high percentage of its assets in a limited number of issuers; therefore its investment return is more likely to be impacted by changes in the market value and returns of any one issuer.

Municipal volatility risk. The municipal market can be significantly affected by a number of factors, including adverse tax, legislative or political changes, changes in interest rates, general economic and market conditions, and the financial condition of the issuers of municipal securities.

Single-state fund. Because the Fund focuses its investments in the municipal securities of Montana, adverse economic, political, or regulatory occurrences in Montana will have a greater impact on investment returns than would be the case for a municipal securities fund investing nationally. Specific issues may arise pertaining to industries and/or sectors that are significant to Montana's economy that may have an impact on the ability of local municipal securities issuers to meet their obligations.

Interest rate risk. When interest rates rise, debt security prices fall. When interest rates fall, debt security prices go up. Generally, interest rates rise during times of inflation or a growing economy, and fall during an economic slowdown or recession. Securities with longer maturities and funds with longer weighted average maturities generally are more sensitive to interest rate changes and have greater interest rate risk.

Income risk. The income from the Fund's portfolio may decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market rates that are below the portfolio's current earnings rate.

Maturity risk. Generally, longer-term securities are more susceptible to changes in value as a result of interest-rate changes than are shorter-term securities.

Credit risk. Credit risk is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect its value. Securities supported by insurance or other credit enhancements also have the credit risk of the entity providing the insurance or other credit support. Changes in the credit quality of the insurer or other credit provider could affect the value of the security and the Fund's share price. Not all securities are rated. In the event that rating agencies assign different ratings to the same security, the Fund's investment manager will determine which rating it believes best reflects the security's quality and risk at that time. Credit risks associated with certain particular classifications of municipal securities include:
General Obligation Bonds—Timely payments depend on the issuer's credit quality, ability to raise tax revenues, and ability to maintain an adequate tax base.

Revenue Bonds—Payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds—Municipalities and other public authorities issue private activity bonds to finance development of facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit, and taxing power for repayment.
Municipal insurance risk. The Fund's investments may include investments in insured municipal securities. Municipal security insurance does not guarantee the value of either individual municipal securities or of shares of the Fund. In addition, a municipal security insurance policy generally will not cover: (i) repayment of a municipal security before maturity (redemption), (ii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond or (iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A mandatory sinking fund redemption may be a provision of a municipal security issue whereby part of the municipal security issue may be retired before maturity. Adverse developments in the bond insurance industry may negatively affect the value of the Fund's insured municipal securities (if any) and the Fund. Because a significant portion of the municipal securities issued and outstanding are insured by a small number of insurance companies, an event involving one or more of these insurance companies could have a significant adverse effect on the value of the securities insured by that insurance company and on the municipal markets as a whole. The value of a municipal security may be affected by the credit standing of its insurer. If the credit quality of an insurer is downgraded, the rating on a municipal security insured by such insurer may also be downgraded. This may, in turn, sharply reduce and in some cases eliminate the value provided by insurance. Moreover, having multiple securities insured by the same insurer will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such insurer.

Call risk. Call risk is the likelihood that a security will be prepaid (or "called") before maturity. An issuer is more likely to call its bonds when interest rates are falling, because the issuer can issue new bonds with lower interest payments. If a bond is called, the Fund may have to replace it with a lower-yielding security.

Extension risk. Extension risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

Portfolio strategy. The investment manager's skill in choosing appropriate investments for the Fund will determine in part the Fund's ability to achieve its investment objective.

Inflation risk. There is a possibility that the rising prices of goods and services may have the effect of offsetting a Fund's real return. This is likely to have a greater impact on the returns of bond funds and money market funds, which historically have had more modest returns in comparison to equity funds. As inflation increases, the value of the Fund's assets can decline as can the value of the Fund's distributions.

Tax risk. Income from municipal securities held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. Moreover, a portion of the Fund's otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax. In addition, proposals have been introduced in Congress to restrict or eliminate the federal income tax exemption for interest on municipal securities, and similar proposals may be introduced in the future. Proposed "flat tax" and "value added tax" proposals would also have the effect of eliminating the tax preference for municipal securities. Some of the past proposals would have applied to interest on municipal securities issued before the date of enactment, which would have adversely affected their value to a material degree. If such a proposal were enacted, the availability of municipal securities for investment by the Fund and the value of the Fund's portfolio would be adversely affected.

Municipal sector risk. The Fund may invest more than 25% of its total assets in municipal securities that finance, or pay interest from the revenues of, similar projects that tend to be impacted the same or similar ways by economic, business, or political developments, which would increase credit risk. For example, legislation on the financing of a project or a declining economic need for the project would likely affect all similar projects.

Risks of health care revenue bonds. The Fund may invest in health care revenue bonds. The health care sector is subject to regulatory action by a number of private and governmental agencies, including federal, state, and local governmental agencies. A major source of revenues for the health care sector is payments from the Medicare and Medicaid programs. As a result, the sector is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the sector, such as general economic conditions; demand for services; expenses (including malpractice insurance premiums); and competition among health care providers.

Risks of transportation revenue bonds. The Fund may invest in transportation revenue bonds. Transportation debt may be issued to finance the construction of airports, toll roads, highways, or other transit facilities. Airport bonds are dependent on the general stability of the airline industry and on the stability of a specific carrier who uses the airport as a hub. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs and availability also affect other transportation-related securities, as does the presence of alternate forms of transportation, such as public transportation.

Risks of educational revenue bonds. The Fund may invest in educational revenue bonds. These include municipal securities that are obligations of issuers which are, or which govern the operation of, schools, colleges, and universities and whose revenues are derived mainly from ad valorem taxes, or for higher education systems, from tuition, dormitory revenues, grants, and endowments. Litigation or legislation pertaining to ad valorem taxes may affect sources of funds available for the payment of school bonds. College and university obligations may be affected by the possible inability to raise tuitions and fees sufficiently to cover increased operating costs, the uncertainty of continued receipt of Federal grants and state funding, and new government or legislation or regulations which may adversely affect the revenues or costs of such issuers. In addition, student loan revenue bonds, which are generally offered by state (or substate) authorities or commissions and backed by pools of student loans, may be affected by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, student repayment deferral periods of forbearance, potential changes in federal legislation, and state guarantee agency reimbursement.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.integrityvikingfunds.com or by calling 800-276-1262.

The bar chart below shows the variability of the Fund's performance from year to year. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Total Annual Return per Calendar Year

During the ten-year period shown in the bar chart, the highest return for a quarter was 6.39% (quarter ended September 30, 2009) and the lowest return for a quarter was -4.60% (quarter ended December 31, 2010).
The table below shows the Fund's average annual returns for 1, 5, and 10 years, and since inception, and how they compare with those of a broad measure of market performance. The return information has been restated to reflect current sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns	1 Year	5 Years	10 Years	Since Inception	Inception Date
Viking Tax-Free Fund for Montana	1.02%	4.13%	3.82%	4.31%	Aug 3, 1999
Viking Tax-Free Fund for Montana Return After Taxes On Distributions	1.02%	4.13%	3.82%	4.30%	Aug 3, 1999
Viking Tax-Free Fund for Montana Return After Taxes On Distributions and Sale of Fund Shares	1.32%	4.07%	3.80%	4.27%	Aug 3, 1999
Viking Tax-Free Fund for Montana Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	6.76%	5.91%	5.10%	5.62%	Aug 3, 1999

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIKING MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Viking Tax-Free Fund for Montana
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	VIKING TAX-FREE FUND FOR MONTANA—SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks the highest level of current income that is exempt from federal and Montana personal income taxes and is consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to purchases of shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in "Your Account" on page 18 of the Fund's prospectus and "Buying and Selling Shares" on page 26 of the Fund's statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 29, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5.79% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.79%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts with respect to purchases of shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in "Your Account" on page 18 of the Fund's prospectus and "Buying and Selling Shares" on page 26 of the Fund's statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Total Annual Fund Operating Expenses do not correlate with the ratio of expenses to average net assets in the Fund's financial highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	To pursue its objective, the Fund normally invests:
  at least 80% of its net assets (including any borrowings for investment purposes) in municipal securities that pay interest free from federal income taxes, including the federal alternative minimum tax;
  at least 80% of its net assets (including any borrowings for investment purposes) in municipal securities that pay interest free from Montana personal income taxes, although the Fund tries to invest all of its assets in these securities.
Municipal bonds are debt securities issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies, authorities, and instrumentalities. The two general classifications of municipal bonds are “general obligation“ and “revenue“ bonds. General obligation bonds are secured by the issuer’s pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source.

The investment manager actively manages the Fund’s portfolio by selecting securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments. The investment manager will consider selling a security with deteriorating credit or limited upside potential compared to other available bonds.

The Fund may invest up to 30% of its net assets in U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands, and Guam), the interest on which is exempt from federal and Montana personal income taxes. The Fund may invest up to 20% of its net assets in private activity bonds (which are revenue bonds that finance privately operated facilities), the interest on which is a tax preference item for purposes of the federal alternative minimum tax.

The Fund may invest more than 25% of its net assets in municipal securities that finance similar types of projects, such as education, healthcare, housing, industrial development, transportation, utilities, or pollution control. Economic, business, political, or other changes can affect all securities of a similar type.

All of the municipal securities in which the Fund invests are rated investment grade (BBB- or higher) at the time of purchase by a nationally recognized statistical rating service such as Standard and Poor’s Ratings Services or Moody’s Investors Service, Inc. or are of comparable quality as determined by the Fund’s investment manager. If, subsequent to the purchase of a municipal security, the rating of a municipal security falls below investment grade, the Fund will not be required to dispose of the security.

Under normal circumstances, the Fund will maintain an average stated maturity at between eight and twenty-two years.

During unusual market or other conditions, the Fund may temporarily depart from its investment objective and invest up to 100% of its assets in short-term U.S. Government obligations, cash, and cash equivalents. During such times, the Fund may be unable to pursue its investment objective. In addition, these short-term investments may be taxable.

		The Fund does not buy securities on margin, sell securities short, use commodities or futures contracts, or use derivative securities of any kind.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

General risk. There is no assurance that the Fund will meet its investment objective. The Fund's share price, and the value of your investment, may change. When the value of the Fund's investments goes down, so does its share price. Similarly, when the value of the Fund's investments goes up, its share price does as well. Since the value of the Fund's shares can go up or down, it is possible to lose money by investing in the Fund.

Non-diversified fund. Because the Fund is non-diversified, it may invest a relatively high percentage of its assets in a limited number of issuers; therefore its investment return is more likely to be impacted by changes in the market value and returns of any one issuer.

Municipal volatility risk. The municipal market can be significantly affected by a number of factors, including adverse tax, legislative or political changes, changes in interest rates, general economic and market conditions, and the financial condition of the issuers of municipal securities.

Single-state fund. Because the Fund focuses its investments in the municipal securities of Montana, adverse economic, political, or regulatory occurrences in Montana will have a greater impact on investment returns than would be the case for a municipal securities fund investing nationally. Specific issues may arise pertaining to industries and/or sectors that are significant to Montana's economy that may have an impact on the ability of local municipal securities issuers to meet their obligations.

Interest rate risk. When interest rates rise, debt security prices fall. When interest rates fall, debt security prices go up. Generally, interest rates rise during times of inflation or a growing economy, and fall during an economic slowdown or recession. Securities with longer maturities and funds with longer weighted average maturities generally are more sensitive to interest rate changes and have greater interest rate risk.

Income risk. The income from the Fund's portfolio may decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market rates that are below the portfolio's current earnings rate.

Maturity risk. Generally, longer-term securities are more susceptible to changes in value as a result of interest-rate changes than are shorter-term securities.

Credit risk. Credit risk is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect its value. Securities supported by insurance or other credit enhancements also have the credit risk of the entity providing the insurance or other credit support. Changes in the credit quality of the insurer or other credit provider could affect the value of the security and the Fund's share price. Not all securities are rated. In the event that rating agencies assign different ratings to the same security, the Fund's investment manager will determine which rating it believes best reflects the security's quality and risk at that time. Credit risks associated with certain particular classifications of municipal securities include:
General Obligation Bonds—Timely payments depend on the issuer's credit quality, ability to raise tax revenues, and ability to maintain an adequate tax base.

Revenue Bonds—Payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds—Municipalities and other public authorities issue private activity bonds to finance development of facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit, and taxing power for repayment.
Municipal insurance risk. The Fund's investments may include investments in insured municipal securities. Municipal security insurance does not guarantee the value of either individual municipal securities or of shares of the Fund. In addition, a municipal security insurance policy generally will not cover: (i) repayment of a municipal security before maturity (redemption), (ii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond or (iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A mandatory sinking fund redemption may be a provision of a municipal security issue whereby part of the municipal security issue may be retired before maturity. Adverse developments in the bond insurance industry may negatively affect the value of the Fund's insured municipal securities (if any) and the Fund. Because a significant portion of the municipal securities issued and outstanding are insured by a small number of insurance companies, an event involving one or more of these insurance companies could have a significant adverse effect on the value of the securities insured by that insurance company and on the municipal markets as a whole. The value of a municipal security may be affected by the credit standing of its insurer. If the credit quality of an insurer is downgraded, the rating on a municipal security insured by such insurer may also be downgraded. This may, in turn, sharply reduce and in some cases eliminate the value provided by insurance. Moreover, having multiple securities insured by the same insurer will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such insurer.

Call risk. Call risk is the likelihood that a security will be prepaid (or "called") before maturity. An issuer is more likely to call its bonds when interest rates are falling, because the issuer can issue new bonds with lower interest payments. If a bond is called, the Fund may have to replace it with a lower-yielding security.

Extension risk. Extension risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

Portfolio strategy. The investment manager's skill in choosing appropriate investments for the Fund will determine in part the Fund's ability to achieve its investment objective.

Inflation risk. There is a possibility that the rising prices of goods and services may have the effect of offsetting a Fund's real return. This is likely to have a greater impact on the returns of bond funds and money market funds, which historically have had more modest returns in comparison to equity funds. As inflation increases, the value of the Fund's assets can decline as can the value of the Fund's distributions.

Tax risk. Income from municipal securities held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. Moreover, a portion of the Fund's otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax. In addition, proposals have been introduced in Congress to restrict or eliminate the federal income tax exemption for interest on municipal securities, and similar proposals may be introduced in the future. Proposed "flat tax" and "value added tax" proposals would also have the effect of eliminating the tax preference for municipal securities. Some of the past proposals would have applied to interest on municipal securities issued before the date of enactment, which would have adversely affected their value to a material degree. If such a proposal were enacted, the availability of municipal securities for investment by the Fund and the value of the Fund's portfolio would be adversely affected.

Municipal sector risk. The Fund may invest more than 25% of its total assets in municipal securities that finance, or pay interest from the revenues of, similar projects that tend to be impacted the same or similar ways by economic, business, or political developments, which would increase credit risk. For example, legislation on the financing of a project or a declining economic need for the project would likely affect all similar projects.

Risks of health care revenue bonds. The Fund may invest in health care revenue bonds. The health care sector is subject to regulatory action by a number of private and governmental agencies, including federal, state, and local governmental agencies. A major source of revenues for the health care sector is payments from the Medicare and Medicaid programs. As a result, the sector is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the sector, such as general economic conditions; demand for services; expenses (including malpractice insurance premiums); and competition among health care providers.

Risks of transportation revenue bonds. The Fund may invest in transportation revenue bonds. Transportation debt may be issued to finance the construction of airports, toll roads, highways, or other transit facilities. Airport bonds are dependent on the general stability of the airline industry and on the stability of a specific carrier who uses the airport as a hub. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs and availability also affect other transportation-related securities, as does the presence of alternate forms of transportation, such as public transportation.

		Risks of educational revenue bonds. The Fund may invest in educational revenue bonds. These include municipal securities that are obligations of issuers which are, or which govern the operation of, schools, colleges, and universities and whose revenues are derived mainly from ad valorem taxes, or for higher education systems, from tuition, dormitory revenues, grants, and endowments. Litigation or legislation pertaining to ad valorem taxes may affect sources of funds available for the payment of school bonds. College and university obligations may be affected by the possible inability to raise tuitions and fees sufficiently to cover increased operating costs, the uncertainty of continued receipt of Federal grants and state funding, and new government or legislation or regulations which may adversely affect the revenues or costs of such issuers. In addition, student loan revenue bonds, which are generally offered by state (or substate) authorities or commissions and backed by pools of student loans, may be affected by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, student repayment deferral periods of forbearance, potential changes in federal legislation, and state guarantee agency reimbursement.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified fund. Because the Fund is non-diversified, it may invest a relatively high percentage of its assets in a limited number of issuers; therefore its investment return is more likely to be impacted by changes in the market value and returns of any one issuer.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.integrityvikingfunds.com or by calling 800-276-1262.

		The bar chart below shows the variability of the Fund's performance from year to year. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the variability of the Fund's performance from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-276-1262
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.integrityvikingfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Return per Calendar Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period shown in the bar chart, the highest return for a quarter was 6.39% (quarter ended September 30, 2009) and the lowest return for a quarter was -4.60% (quarter ended December 31, 2010).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The return information has been restated to reflect current sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table below shows the Fund's average annual returns for 1, 5, and 10 years, and since inception, and how they compare with those of a broad measure of market performance. The return information has been restated to reflect current sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Viking Tax-Free Fund for Montana | Viking Tax-Free Fund for Montana
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.99%
1 Year	rr_ExpenseExampleYear01	473
3 Years	rr_ExpenseExampleYear03	719
5 Years	rr_ExpenseExampleYear05	991
10 Years	rr_ExpenseExampleYear10	1,798
2003	rr_AnnualReturn2003	4.45%
2004	rr_AnnualReturn2004	4.05%
2005	rr_AnnualReturn2005	1.96%
2006	rr_AnnualReturn2006	4.15%
2007	rr_AnnualReturn2007	2.96%
2008	rr_AnnualReturn2008	(4.66%)
2009	rr_AnnualReturn2009	11.97%
2010	rr_AnnualReturn2010	1.93%
2011	rr_AnnualReturn2011	11.46%
2012	rr_AnnualReturn2012	4.93%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.60%)
1 Year	rr_AverageAnnualReturnYear01	1.02%
5 Years	rr_AverageAnnualReturnYear05	4.13%
10 Years	rr_AverageAnnualReturnYear10	3.82%
Since Inception	rr_AverageAnnualReturnSinceInception	4.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 1999
Viking Tax-Free Fund for Montana | Return After Taxes On Distributions | Viking Tax-Free Fund for Montana
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.02%
5 Years	rr_AverageAnnualReturnYear05	4.13%
10 Years	rr_AverageAnnualReturnYear10	3.82%
Since Inception	rr_AverageAnnualReturnSinceInception	4.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 1999
Viking Tax-Free Fund for Montana | Return After Taxes On Distributions and Sale of Fund Shares | Viking Tax-Free Fund for Montana
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.32%
5 Years	rr_AverageAnnualReturnYear05	4.07%
10 Years	rr_AverageAnnualReturnYear10	3.80%
Since Inception	rr_AverageAnnualReturnSinceInception	4.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 1999
Viking Tax-Free Fund for Montana | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.76%
5 Years	rr_AverageAnnualReturnYear05	5.91%
10 Years	rr_AverageAnnualReturnYear10	5.10%
Since Inception	rr_AverageAnnualReturnSinceInception	5.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 1999

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Total Annual Fund Operating Expenses do not correlate with the ratio of expenses to average net assets in the Fund's financial highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses from April 30, 2013 through April 29, 2014 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% of average daily net assets. If the Fund incurred extraordinary or non-recurring expenses, Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements would be higher than what is shown in the table above. This expense limitation agreement may only be terminated or modified prior to April 29, 2014 with the approval of the Fund's Board of Trustees.

Viking Tax-Free Fund for North Dakota
VIKING TAX-FREE FUND FOR NORTH DAKOTA—SUMMARY
Investment Objective
The Fund seeks the highest level of current income that is exempt from federal and North Dakota personal income taxes and is consistent with preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to purchases of shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in "Your Account" on page 18 of the Fund's prospectus and "Buying and Selling Shares" on page 26 of the Fund's statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Viking Tax-Free Fund for North Dakota
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Viking Tax-Free Fund for North Dakota
Management Fees		0.50%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.49%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		1.25%
Fee Waivers and Expense Reimbursements	[2]	(0.26%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		0.99%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Total Annual Fund Operating Expenses do not correlate with the ratio of expenses to average net assets in the Fund's financial highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses from April 30, 2013 through April 29, 2014 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% of average daily net assets. If the Fund incurred extraordinary or non-recurring expenses, Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements would be higher than what is shown in the table above. This expense limitation agreement may only be terminated or modified prior to April 29, 2014 with the approval of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Viking Tax-Free Fund for North Dakota	473	738	1,031	1,900

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17.26% of the average value of its portfolio.
Principal Investment Strategies
To pursue its objective, the Fund normally invests:
  at least 80% of its net assets (including any borrowings for investment purposes) in municipal securities that pay interest free from federal income taxes, including the federal alternative minimum tax;
  at least 80% of its net assets (including any borrowings for investment purposes) in municipal securities that pay interest free from North Dakota personal income taxes, although the Fund tries to invest all of its assets in these securities.
Municipal bonds are debt securities issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies, authorities, and instrumentalities. The two general classifications of municipal bonds are “general obligation“ and “revenue“ bonds. General obligation bonds are secured by the issuer’s pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source.

The investment manager actively manages the Fund’s portfolio by selecting securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments. The investment manager will consider selling a security with deteriorating credit or limited upside potential compared to other available bonds.

The Fund may invest up to 30% of its net assets in U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands, and Guam), the interest on which is exempt from federal and North Dakota personal income taxes. The Fund may invest up to 20% of its net assets in private activity bonds (which are revenue bonds that finance privately operated facilities), the interest on which is a tax preference item for purposes of the federal alternative minimum tax.

The Fund may invest more than 25% of its net assets in municipal securities that finance similar types of projects, such as education, healthcare, housing, industrial development, transportation, utilities, or pollution control. Economic, business, political, or other changes can affect all securities of a similar type.

All of the municipal securities in which the Fund invests are rated investment grade (BBB- or higher) at the time of purchase by a nationally recognized statistical rating service such as Standard and Poor’s Ratings Services or Moody’s Investors Service, Inc. or are of comparable quality as determined by the Fund’s investment manager. If, subsequent to the purchase of a municipal security the rating of a municipal security falls below investment grade, the Fund will not be required to dispose of the security.

Under normal circumstances, the Fund will maintain an average stated maturity at between eight and twenty-two years.

During unusual market or other conditions, the Fund may temporarily depart from its investment objective and invest up to 100% of its assets in short-term U.S. Government obligations, cash, and cash equivalents. During such times, the Fund may be unable to pursue its investment objective. In addition, these short-term investments may be taxable.

The Fund does not buy securities on margin, sell securities short, use commodities or futures contracts, or use derivative securities of any kind.
Principal Risks
As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

General risk. There is no assurance that the Fund will meet its investment objective. The Fund's share price, and the value of your investment, may change. When the value of the Fund's investments goes down, so does its share price. Similarly, when the value of the Fund's investments goes up, its share price does as well. Since the value of the Fund's shares can go up or down, it is possible to lose money by investing in the Fund.

Non-diversified fund. Because the Fund is non-diversified, it may invest a relatively high percentage of its assets in a limited number of issuers; therefore its investment return is more likely to be impacted by changes in the market value and returns of any one issuer.

Municipal volatility risk. The municipal market can be significantly affected by a number of factors, including adverse tax, legislative or political changes, changes in interest rates, general economic and market conditions, and the financial condition of the issuers of municipal securities.

Single-state fund. Because the Fund focuses its investments in the municipal securities of North Dakota, adverse economic, political or regulatory occurrences in North Dakota will have a greater impact on investment returns than would be the case for a municipal securities fund investing nationally. Specific issues may arise pertaining to industries and/or sectors that are significant to North Dakota's economy that may have an impact on the ability of local municipal securities issuers to meet their obligations.

Interest rate risk. When interest rates rise, debt security prices fall. When interest rates fall, debt security prices go up. Generally, interest rates rise during times of inflation or a growing economy, and fall during an economic slowdown or recession. Securities with longer maturities and funds with longer weighted average maturities generally are more sensitive to interest rate changes and have greater interest rate risk.

Income risk. The income from the Fund's portfolio may decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market rates that are below the portfolio's current earnings rate.

Maturity risk. Generally, longer-term securities are more susceptible to changes in value as a result of interest-rate changes than are shorter-term securities.

Credit risk. Credit risk is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect its value. Securities supported by insurance or other credit enhancements also have the credit risk of the entity providing the insurance or other credit support. Changes in the credit quality of the insurer or other credit provider could affect the value of the security and the Fund's share price. Not all securities are rated. In the event that rating agencies assign different ratings to the same security, the Fund's investment manager will determine which rating it believes best reflects the security's quality and risk at that time. Credit risks associated with certain particular classifications of municipal securities include:
General Obligation Bonds—Timely payments depend on the issuer's credit quality, ability to raise tax revenues, and ability to maintain an adequate tax base.

Revenue Bonds—Payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds—Municipalities and other public authorities issue private activity bonds to finance development of facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit, and taxing power for repayment.
Municipal insurance risk. The Fund's investments may include investments in insured municipal securities. Municipal security insurance does not guarantee the value of either individual municipal securities or of shares of the Fund. In addition, a municipal security insurance policy generally will not cover: (i) repayment of a municipal security before maturity (redemption), (ii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond or (iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A mandatory sinking fund redemption may be a provision of a municipal security issue whereby part of the municipal security issue may be retired before maturity. Adverse developments in the bond insurance industry may negatively affect the value of the Fund's insured municipal securities (if any) and the Fund. Because a significant portion of the municipal securities issued and outstanding are insured by a small number of insurance companies, an event involving one or more of these insurance companies could have a significant adverse effect on the value of the securities insured by that insurance company and on the municipal markets as a whole. The value of a municipal security may be affected by the credit standing of its insurer. If the credit quality of an insurer is downgraded, the rating on a municipal security insured by such insurer may also be downgraded. This may, in turn, sharply reduce and in some cases eliminate the value provided by insurance. Moreover, having multiple securities insured by the same insurer will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such insurer.

Call risk. Call risk is the likelihood that a security will be prepaid (or "called") before maturity. An issuer is more likely to call its bonds when interest rates are falling, because the issuer can issue new bonds with lower interest payments. If a bond is called, the Fund may have to replace it with a lower-yielding security.

Extension risk. Extension risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

Portfolio strategy. The investment manager's skill in choosing appropriate investments for the Fund will determine in part the Fund's ability to achieve its investment objective.

Inflation risk. There is a possibility that the rising prices of goods and services may have the effect of offsetting a Fund's real return. This is likely to have a greater impact on the returns of bond funds and money market funds, which historically have had more modest returns in comparison to equity funds. As inflation increases, the value of the Fund's assets can decline as can the value of the Fund's distributions.

Tax risk. Income from municipal securities held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. Moreover, a portion of the Fund's otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax. In addition, proposals have been introduced in Congress to restrict or eliminate the federal income tax exemption for interest on municipal securities, and similar proposals may be introduced in the future. Proposed "flat tax" and "value added tax" proposals would also have the effect of eliminating the tax preference for municipal securities. Some of the past proposals would have applied to interest on municipal securities issued before the date of enactment, which would have adversely affected their value to a material degree. If such a proposal were enacted, the availability of municipal securities for investment by the Fund and the value of the Fund's portfolio would be adversely affected.

Municipal sector risk. The Fund may invest more than 25% of its total assets in municipal securities that finance, or pay interest from the revenues of, similar projects that tend to be impacted the same or similar ways by economic, business, or political developments, which would increase credit risk. For example, legislation on the financing of a project or a declining economic need for the project would likely affect all similar projects.

Risks of health care revenue bonds. The Fund may invest in health care revenue bonds. The health care sector is subject to regulatory action by a number of private and governmental agencies, including federal, state, and local governmental agencies. A major source of revenues for the health care sector is payments from the Medicare and Medicaid programs. As a result, the sector is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the sector, such as general economic conditions; demand for services; expenses (including malpractice insurance premiums); and competition among health care providers.

Risks of housing revenue bonds. The Fund may invest in housing revenue bonds. Housing revenue bonds are generally issued by a state, county, city, local housing authority, or other public agency. They generally are secured by the revenues derived from mortgages purchased with the proceeds of the bond issue. It is extremely difficult to predict the supply of available mortgages to be purchased with the proceeds of an issue or the future cash flow from the underlying mortgages. Consequently, there are risks that proceeds will exceed supply, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow. Many factors may affect the financing of multi-family housing projects, including acceptable completion of construction, proper management, occupancy and rent levels, economic conditions, and changes to current laws and regulations.

Risks of educational revenue bonds. The Fund may invest in educational revenue bonds. These include municipal securities that are obligations of issuers which are, or which govern the operation of, schools, colleges, and universities and whose revenues are derived mainly from ad valorem taxes, or for higher education systems, from tuition, dormitory revenues, grants, and endowments. Litigation or legislation pertaining to ad valorem taxes may affect sources of funds available for the payment of school bonds. College and university obligations may be affected by the possible inability to raise tuitions and fees sufficiently to cover increased operating costs, the uncertainty of continued receipt of Federal grants and state funding, and new government or legislation or regulations which may adversely affect the revenues or costs of such issuers. In addition, student loan revenue bonds, which are generally offered by state (or substate) authorities or commissions and backed by pools of student loans, may be affected by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, student repayment deferral periods of forbearance, potential changes in federal legislation, and state guarantee agency reimbursement.

Risks of electric utility revenue bonds. The Fund may invest in electric utility revenue bonds. Risks associated with electric utility revenue bonds include: (a) the availability and costs of fuel; (b) the availability and costs of capital; (c) the effects of conservation on energy demand; (d) the effects of rapidly changing environmental, safety, and licensing requirements, and other federal, state, and local regulations; (e) timely and sufficient rate increases; and (f) opposition to nuclear power.

Risks of gas utility revenue bonds. The Fund may invest in gas utility revenue bonds. Gas utilities are subject to the risks of supply conditions and increased competition from other providers of utility services. In addition, gas utilities are affected by gas prices, which may be magnified to the extent that a gas company enters into long-term contracts for the purchase or sale of gas at fixed prices, since such prices may change significantly and to the disadvantage of the gas utility in the open market. Gas utilities are particularly susceptible to supply and demand imbalances due to unpredictable climate conditions and other factors and are subject to regulatory risks as well.

Risks of water and sewer revenue bonds. The Fund may invest in water and sewer revenue bonds. Issuers of water and sewer bonds face public resistance to rate increases, costly environmental litigation, and Federal environmental mandates. In addition, the lack of water supply due to insufficient rain, run-off, or snow pack may be a concern.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.integrityvikingfunds.com or by calling 800-276-1262.

The bar chart below shows the variability of the Fund's performance from year to year. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Total Annual Return per Calendar Year

During the ten-year period shown in the bar chart, the highest return for a quarter was 6.38% (quarter ended September 30, 2009) and the lowest return for a quarter was -4.56% (quarter ended December 31, 2010).
The table below shows the Fund's average annual returns for 1, 5, and 10 years, and since inception, and how they compare with those of a broad measure of market performance. The return information has been restated to reflect current sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns	1 Year	5 Years	10 Years	Since Inception	Inception Date
Viking Tax-Free Fund for North Dakota	0.56%	4.11%	3.86%	4.41%	Aug 3, 1999
Viking Tax-Free Fund for North Dakota Return After Taxes On Distributions	0.55%	4.11%	3.86%	4.41%	Aug 3, 1999
Viking Tax-Free Fund for North Dakota Return After Taxes On Distributions and Sale of Fund Shares	0.94%	4.05%	3.84%	4.36%	Aug 3, 1999
Viking Tax-Free Fund for North Dakota Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	6.76%	5.91%	5.10%	5.62%	Aug 3, 1999

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIKING MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Viking Tax-Free Fund for North Dakota
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	VIKING TAX-FREE FUND FOR NORTH DAKOTA—SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks the highest level of current income that is exempt from federal and North Dakota personal income taxes and is consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to purchases of shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in "Your Account" on page 18 of the Fund's prospectus and "Buying and Selling Shares" on page 26 of the Fund's statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 29, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17.26% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.26%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts with respect to purchases of shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in "Your Account" on page 18 of the Fund's prospectus and "Buying and Selling Shares" on page 26 of the Fund's statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Total Annual Fund Operating Expenses do not correlate with the ratio of expenses to average net assets in the Fund's financial highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	To pursue its objective, the Fund normally invests:
  at least 80% of its net assets (including any borrowings for investment purposes) in municipal securities that pay interest free from federal income taxes, including the federal alternative minimum tax;
  at least 80% of its net assets (including any borrowings for investment purposes) in municipal securities that pay interest free from North Dakota personal income taxes, although the Fund tries to invest all of its assets in these securities.
Municipal bonds are debt securities issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies, authorities, and instrumentalities. The two general classifications of municipal bonds are “general obligation“ and “revenue“ bonds. General obligation bonds are secured by the issuer’s pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source.

The investment manager actively manages the Fund’s portfolio by selecting securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments. The investment manager will consider selling a security with deteriorating credit or limited upside potential compared to other available bonds.

The Fund may invest up to 30% of its net assets in U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands, and Guam), the interest on which is exempt from federal and North Dakota personal income taxes. The Fund may invest up to 20% of its net assets in private activity bonds (which are revenue bonds that finance privately operated facilities), the interest on which is a tax preference item for purposes of the federal alternative minimum tax.

The Fund may invest more than 25% of its net assets in municipal securities that finance similar types of projects, such as education, healthcare, housing, industrial development, transportation, utilities, or pollution control. Economic, business, political, or other changes can affect all securities of a similar type.

All of the municipal securities in which the Fund invests are rated investment grade (BBB- or higher) at the time of purchase by a nationally recognized statistical rating service such as Standard and Poor’s Ratings Services or Moody’s Investors Service, Inc. or are of comparable quality as determined by the Fund’s investment manager. If, subsequent to the purchase of a municipal security the rating of a municipal security falls below investment grade, the Fund will not be required to dispose of the security.

Under normal circumstances, the Fund will maintain an average stated maturity at between eight and twenty-two years.

During unusual market or other conditions, the Fund may temporarily depart from its investment objective and invest up to 100% of its assets in short-term U.S. Government obligations, cash, and cash equivalents. During such times, the Fund may be unable to pursue its investment objective. In addition, these short-term investments may be taxable.

		The Fund does not buy securities on margin, sell securities short, use commodities or futures contracts, or use derivative securities of any kind.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

General risk. There is no assurance that the Fund will meet its investment objective. The Fund's share price, and the value of your investment, may change. When the value of the Fund's investments goes down, so does its share price. Similarly, when the value of the Fund's investments goes up, its share price does as well. Since the value of the Fund's shares can go up or down, it is possible to lose money by investing in the Fund.

Non-diversified fund. Because the Fund is non-diversified, it may invest a relatively high percentage of its assets in a limited number of issuers; therefore its investment return is more likely to be impacted by changes in the market value and returns of any one issuer.

Municipal volatility risk. The municipal market can be significantly affected by a number of factors, including adverse tax, legislative or political changes, changes in interest rates, general economic and market conditions, and the financial condition of the issuers of municipal securities.

Single-state fund. Because the Fund focuses its investments in the municipal securities of North Dakota, adverse economic, political or regulatory occurrences in North Dakota will have a greater impact on investment returns than would be the case for a municipal securities fund investing nationally. Specific issues may arise pertaining to industries and/or sectors that are significant to North Dakota's economy that may have an impact on the ability of local municipal securities issuers to meet their obligations.

Interest rate risk. When interest rates rise, debt security prices fall. When interest rates fall, debt security prices go up. Generally, interest rates rise during times of inflation or a growing economy, and fall during an economic slowdown or recession. Securities with longer maturities and funds with longer weighted average maturities generally are more sensitive to interest rate changes and have greater interest rate risk.

Income risk. The income from the Fund's portfolio may decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market rates that are below the portfolio's current earnings rate.

Maturity risk. Generally, longer-term securities are more susceptible to changes in value as a result of interest-rate changes than are shorter-term securities.

Credit risk. Credit risk is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect its value. Securities supported by insurance or other credit enhancements also have the credit risk of the entity providing the insurance or other credit support. Changes in the credit quality of the insurer or other credit provider could affect the value of the security and the Fund's share price. Not all securities are rated. In the event that rating agencies assign different ratings to the same security, the Fund's investment manager will determine which rating it believes best reflects the security's quality and risk at that time. Credit risks associated with certain particular classifications of municipal securities include:
General Obligation Bonds—Timely payments depend on the issuer's credit quality, ability to raise tax revenues, and ability to maintain an adequate tax base.

Revenue Bonds—Payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds—Municipalities and other public authorities issue private activity bonds to finance development of facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit, and taxing power for repayment.
Municipal insurance risk. The Fund's investments may include investments in insured municipal securities. Municipal security insurance does not guarantee the value of either individual municipal securities or of shares of the Fund. In addition, a municipal security insurance policy generally will not cover: (i) repayment of a municipal security before maturity (redemption), (ii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond or (iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A mandatory sinking fund redemption may be a provision of a municipal security issue whereby part of the municipal security issue may be retired before maturity. Adverse developments in the bond insurance industry may negatively affect the value of the Fund's insured municipal securities (if any) and the Fund. Because a significant portion of the municipal securities issued and outstanding are insured by a small number of insurance companies, an event involving one or more of these insurance companies could have a significant adverse effect on the value of the securities insured by that insurance company and on the municipal markets as a whole. The value of a municipal security may be affected by the credit standing of its insurer. If the credit quality of an insurer is downgraded, the rating on a municipal security insured by such insurer may also be downgraded. This may, in turn, sharply reduce and in some cases eliminate the value provided by insurance. Moreover, having multiple securities insured by the same insurer will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such insurer.

Call risk. Call risk is the likelihood that a security will be prepaid (or "called") before maturity. An issuer is more likely to call its bonds when interest rates are falling, because the issuer can issue new bonds with lower interest payments. If a bond is called, the Fund may have to replace it with a lower-yielding security.

Extension risk. Extension risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

Portfolio strategy. The investment manager's skill in choosing appropriate investments for the Fund will determine in part the Fund's ability to achieve its investment objective.

Inflation risk. There is a possibility that the rising prices of goods and services may have the effect of offsetting a Fund's real return. This is likely to have a greater impact on the returns of bond funds and money market funds, which historically have had more modest returns in comparison to equity funds. As inflation increases, the value of the Fund's assets can decline as can the value of the Fund's distributions.

Tax risk. Income from municipal securities held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. Moreover, a portion of the Fund's otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax. In addition, proposals have been introduced in Congress to restrict or eliminate the federal income tax exemption for interest on municipal securities, and similar proposals may be introduced in the future. Proposed "flat tax" and "value added tax" proposals would also have the effect of eliminating the tax preference for municipal securities. Some of the past proposals would have applied to interest on municipal securities issued before the date of enactment, which would have adversely affected their value to a material degree. If such a proposal were enacted, the availability of municipal securities for investment by the Fund and the value of the Fund's portfolio would be adversely affected.

Municipal sector risk. The Fund may invest more than 25% of its total assets in municipal securities that finance, or pay interest from the revenues of, similar projects that tend to be impacted the same or similar ways by economic, business, or political developments, which would increase credit risk. For example, legislation on the financing of a project or a declining economic need for the project would likely affect all similar projects.

Risks of health care revenue bonds. The Fund may invest in health care revenue bonds. The health care sector is subject to regulatory action by a number of private and governmental agencies, including federal, state, and local governmental agencies. A major source of revenues for the health care sector is payments from the Medicare and Medicaid programs. As a result, the sector is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the sector, such as general economic conditions; demand for services; expenses (including malpractice insurance premiums); and competition among health care providers.

Risks of housing revenue bonds. The Fund may invest in housing revenue bonds. Housing revenue bonds are generally issued by a state, county, city, local housing authority, or other public agency. They generally are secured by the revenues derived from mortgages purchased with the proceeds of the bond issue. It is extremely difficult to predict the supply of available mortgages to be purchased with the proceeds of an issue or the future cash flow from the underlying mortgages. Consequently, there are risks that proceeds will exceed supply, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow. Many factors may affect the financing of multi-family housing projects, including acceptable completion of construction, proper management, occupancy and rent levels, economic conditions, and changes to current laws and regulations.

Risks of educational revenue bonds. The Fund may invest in educational revenue bonds. These include municipal securities that are obligations of issuers which are, or which govern the operation of, schools, colleges, and universities and whose revenues are derived mainly from ad valorem taxes, or for higher education systems, from tuition, dormitory revenues, grants, and endowments. Litigation or legislation pertaining to ad valorem taxes may affect sources of funds available for the payment of school bonds. College and university obligations may be affected by the possible inability to raise tuitions and fees sufficiently to cover increased operating costs, the uncertainty of continued receipt of Federal grants and state funding, and new government or legislation or regulations which may adversely affect the revenues or costs of such issuers. In addition, student loan revenue bonds, which are generally offered by state (or substate) authorities or commissions and backed by pools of student loans, may be affected by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, student repayment deferral periods of forbearance, potential changes in federal legislation, and state guarantee agency reimbursement.

Risks of electric utility revenue bonds. The Fund may invest in electric utility revenue bonds. Risks associated with electric utility revenue bonds include: (a) the availability and costs of fuel; (b) the availability and costs of capital; (c) the effects of conservation on energy demand; (d) the effects of rapidly changing environmental, safety, and licensing requirements, and other federal, state, and local regulations; (e) timely and sufficient rate increases; and (f) opposition to nuclear power.

Risks of gas utility revenue bonds. The Fund may invest in gas utility revenue bonds. Gas utilities are subject to the risks of supply conditions and increased competition from other providers of utility services. In addition, gas utilities are affected by gas prices, which may be magnified to the extent that a gas company enters into long-term contracts for the purchase or sale of gas at fixed prices, since such prices may change significantly and to the disadvantage of the gas utility in the open market. Gas utilities are particularly susceptible to supply and demand imbalances due to unpredictable climate conditions and other factors and are subject to regulatory risks as well.

		Risks of water and sewer revenue bonds. The Fund may invest in water and sewer revenue bonds. Issuers of water and sewer bonds face public resistance to rate increases, costly environmental litigation, and Federal environmental mandates. In addition, the lack of water supply due to insufficient rain, run-off, or snow pack may be a concern.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified fund. Because the Fund is non-diversified, it may invest a relatively high percentage of its assets in a limited number of issuers; therefore its investment return is more likely to be impacted by changes in the market value and returns of any one issuer.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.integrityvikingfunds.com or by calling 800-276-1262.

		The bar chart below shows the variability of the Fund's performance from year to year. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the variability of the Fund's performance from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-276-1262
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.integrityvikingfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Return per Calendar Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period shown in the bar chart, the highest return for a quarter was 6.38% (quarter ended September 30, 2009) and the lowest return for a quarter was -4.56% (quarter ended December 31, 2010).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The return information has been restated to reflect current sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table below shows the Fund's average annual returns for 1, 5, and 10 years, and since inception, and how they compare with those of a broad measure of market performance. The return information has been restated to reflect current sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Viking Tax-Free Fund for North Dakota | Viking Tax-Free Fund for North Dakota
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.99%
1 Year	rr_ExpenseExampleYear01	473
3 Years	rr_ExpenseExampleYear03	738
5 Years	rr_ExpenseExampleYear05	1,031
10 Years	rr_ExpenseExampleYear10	1,900
2003	rr_AnnualReturn2003	4.60%
2004	rr_AnnualReturn2004	3.76%
2005	rr_AnnualReturn2005	2.24%
2006	rr_AnnualReturn2006	4.77%
2007	rr_AnnualReturn2007	2.77%
2008	rr_AnnualReturn2008	(4.89%)
2009	rr_AnnualReturn2009	13.77%
2010	rr_AnnualReturn2010	1.48%
2011	rr_AnnualReturn2011	10.72%
2012	rr_AnnualReturn2012	4.48%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.56%)
1 Year	rr_AverageAnnualReturnYear01	0.56%
5 Years	rr_AverageAnnualReturnYear05	4.11%
10 Years	rr_AverageAnnualReturnYear10	3.86%
Since Inception	rr_AverageAnnualReturnSinceInception	4.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 1999
Viking Tax-Free Fund for North Dakota | Return After Taxes On Distributions | Viking Tax-Free Fund for North Dakota
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.55%
5 Years	rr_AverageAnnualReturnYear05	4.11%
10 Years	rr_AverageAnnualReturnYear10	3.86%
Since Inception	rr_AverageAnnualReturnSinceInception	4.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 1999
Viking Tax-Free Fund for North Dakota | Return After Taxes On Distributions and Sale of Fund Shares | Viking Tax-Free Fund for North Dakota
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.94%
5 Years	rr_AverageAnnualReturnYear05	4.05%
10 Years	rr_AverageAnnualReturnYear10	3.84%
Since Inception	rr_AverageAnnualReturnSinceInception	4.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 1999
Viking Tax-Free Fund for North Dakota | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.76%
5 Years	rr_AverageAnnualReturnYear05	5.91%
10 Years	rr_AverageAnnualReturnYear10	5.10%
Since Inception	rr_AverageAnnualReturnSinceInception	5.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 1999

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Total Annual Fund Operating Expenses do not correlate with the ratio of expenses to average net assets in the Fund's financial highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses from April 30, 2013 through April 29, 2014 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% of average daily net assets. If the Fund incurred extraordinary or non-recurring expenses, Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements would be higher than what is shown in the table above. This expense limitation agreement may only be terminated or modified prior to April 29, 2014 with the approval of the Fund's Board of Trustees.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIKING MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Document Creation Date	dei_DocumentCreationDate	Apr 30, 2013